27. Operating costs and expenses	12 Months Ended
Dec. 31, 2019
Operatings Costs And Expenses [Abstract]
Operating costs and expenses

27. Operating costs and expenses

	2019				2018
	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total	Cost of services provided and goods sold (*)	Selling expenses	General and administrative expenses	Total

	(7,433,731)	(4,986,289)	(1,717,859)	(14,137,879)	(7,701,418)	(4,970,780)	(1,608,319)	(14,280,517)

Personnel	(53,392)	(624,353)	(392,984)	(1,070,729)	(36,514)	(637,177)	(357,878)	(1,031,569)
Third-party services	(569,242)	(2,041,646)	(512,643)	(3,123,531)	(518,762)	(2,169,624)	(451,990)	(3,140,376)
Interconnection and means of connection	(1,419,464)	-	-	(1,419,464)	(2,513,176)	-	-	(2,513,176)
Depreciation and amortization	(4,132,223)	(256,898)	(739,860)	(5,128,981)	(3,119,954)	(162,804)	(671,562)	(3,954,320)
Taxes, fees and contributions	(32,120)	(817,369)	(18,846)	(868,335)	(31,754)	(866,197)	(18,333)	(916,284)
Rent and insurance	(291,302)	(121,795)	(20,590)	(433,687)	(591,226)	(146,877)	(67,387)	(805,490)
Cost of goods sold	(931,818)	-	-	(931,818)	(883,912)	-	-	(883,912)
Publicity and advertising	-	(355,234)	-	(355,234)	-	(421,588)	-	(421,588)
Losses on doubtful accounts	-	(748,291)	-	(748,291)	-	(544,881)	-	(544,881)
Other	(4,170)	(20,703)	(32,936)	(57,809)	(6,120)	(21,632)	(41,169)	(68,921)

	2017
	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total

	(8,002,077)	(4,575,177)	(1,424,643)	(14,001,897)

Personnel	(48,802)	(602,578)	(305,036)	(956,416)
Third-party services	(544,036)	(2,049,994)	(429,597)	(3,023,627)
Interconnection and means of connection	(2,632,593)	-	-	(2,632,593)
Depreciation and amortization	(3,280,524)	(162,020)	(571,126)	(4,013,670)
Taxes, fees and contributions	(36,625)	(919,018)	(11,963)	(967,606)
Rent and insurance	(609,595)	(92,363)	(62,954)	(764,912)
Cost of goods sold	(846,839)	-	-	(846,839)
Publicity and advertising	-	(410,982)	-	(410,982)
Losses on doubtful accounts	-	(316,387)	-	(316,387)
Other	(3,063)	(21,835)	(43,967)	(68,865)

The Company contribute to public and private pension insurance plans in a mandatory, contractual or voluntary manner during the time when employees are working at the Company. These plans do not originate any additional obligation for the Company. When an employee leaves the Company during the period required for entitlement to receive the contributions made by the sponsors, the amounts to which the employee ceased to be entitled, and that may represent a reduction in future contributions of the Company to active employees, or a refund in cash of these amounts, are recorded in assets.